UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-05476

LORD ABBETT GLOBAL FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 12/31

Date of reporting period: 9/30/2011

Item 1:	Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND (formerly, Developing Local Markets Fund) September 30, 2011

Investments	Interest Rate	Maturity Date	Modified Duration~	Principal Amount (000)	Fair Value
ASSET-BACKED SECURITIES 14.33%

Automobiles 7.25%

Ally Auto Receivables Trust 2011-2 A2	0.67%	10/15/2013	0.58	$1,000	$1,000,269
AmeriCredit Automobile Receivables Trust 2010-3 A2	0.77%	12/9/2013	0.34	303	302,827
AmeriCredit Automobile Receivables Trust 2010-3 A3	1.14%	4/8/2015	1.26	250	250,765
AmeriCredit Automobile Receivables Trust 2011-2 A2	0.90%	9/8/2014	0.70	750	749,815
AmeriCredit Automobile Receivables Trust 2011-3 A2	0.84%	11/10/2014	0.83	720	719,226
AmeriCredit Automobile Receivables Trust 2011-4 A2	0.92%	3/9/2015	0.94	850	849,749
BMW Vehicle Lease Trust 2010-1 A2	0.58%	9/17/2012	0.16	375	374,742
Capital Auto Receivables Asset Trust 2008-CPA A1†	1.079%#	1/15/2013	0.03	208	208,376
CarMax Auto Owner Trust 2010-3 A2	0.75%	9/16/2013	0.34	924	924,266
CarMax Auto Owner Trust 2011-1 A2	0.72%	11/15/2013	0.44	1,580	1,581,084
Chrysler Financial Auto Securitization Trust 2010-A A2	0.69%	1/8/2013	0.21	682	682,574
Chrysler Financial Auto Securitization Trust 2010-A A3	0.91%	8/8/2013	0.71	1,500	1,502,681
Ford Credit Auto Lease Trust 2010-B A2†	0.75%	10/15/2012	0.24	839	838,639
Ford Credit Auto Lease Trust 2010-B A3†	0.91%	7/15/2013	0.66	1,200	1,201,566
Ford Credit Auto Lease Trust 2011-A A2	0.74%	9/15/2013	0.89	750	750,227
Ford Credit Auto Owner Trust 2010-B A2	0.65%	12/15/2012	0.08	328	327,869
Harley-Davidson Motorcycle Trust 2010-1 A2	0.83%	11/15/2013	0.27	585	585,174
Hyundai Auto Receivables Trust 2010-B A2	0.57%	3/15/2013	0.19	419	419,074
Mercedes-Benz Auto Lease Trust 2011-1A A2†	0.79%	4/15/2013	0.37	1,393	1,394,001
Nissan Auto Lease Trust 2010-B A2	0.90%	5/15/2013	0.44	1,349	1,350,557
Nissan Auto Receivables Owner Trust 2010-A A2	0.55%	3/15/2013	0.23	657	657,297
Santander Consumer Acquired Receivables Trust 2011-WO A2†	0.91%	11/15/2013	0.36	770	769,897
Santander Drive Auto Receivables Trust 2010-2 A2	0.95%	8/15/2013	0.40	755	755,322
Santander Drive Auto Receivables Trust 2010-3 A2	0.93%	6/17/2013	0.33	1,062	1,062,114
Santander Drive Auto Receivables Trust 2010-A A2†	1.37%	8/15/2013	0.39	399	399,697
Santander Drive Auto Receivables Trust 2010-A A3†	1.83%	11/17/2014	1.32	845	852,447
Santander Drive Auto Receivables Trust 2011-1 A2	0.94%	2/18/2014	0.69	850	849,328
Santander Drive Auto Receivables Trust 2011-2 A2	1.04%	4/15/2014	0.80	1,000	999,382
Volkswagen Auto Lease Trust 2010-A A2	0.77%	1/22/2013	0.41	1,028	1,028,988

Total					23,387,953

Credit Cards 3.55%

Bank of America Credit Card Trust 2006-A15	0.229%#	4/15/2014	0.03	1,025	1,024,907
Cabela’s Master Credit Card Trust 2006-3A A1†	5.26%	10/15/2014	0.03	515	513,902
Cabela’s Master Credit Card Trust 2009-1A A†	2.229%#	3/16/2015	0.04	400	403,095

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND (formerly, Developing Local Markets Fund) September 30, 2011

Investments	Interest Rate		Maturity Date	Modified Duration~	Principal Amount (000)	Fair Value
Credit Cards (continued)

Capital One Multi-Asset Execution Trust 2005-A1	0.299	%#	1/15/2015	0.03	$1,000	$999,720
Capital One Multi-Asset Execution Trust 2007-A4	0.259	%#	3/16/2015	0.03	1,795	1,793,746
Chase Issuance Trust 2005-A6	0.299	%#	7/15/2014	0.03	890	889,748
Citibank Omni Master Trust 2009-A14A†	2.979	%#	8/15/2018	0.10	1,500	1,570,627
Discover Card Master Trust 2009-A1	1.529	%#	12/15/2014	0.04	1,400	1,412,306
Discover Card Master Trust 2009-A2 A	1.529	%#	2/17/2015	0.04	200	202,156
GE Capital Credit Card Master Note Trust 2009-1 A	2.329	%#	4/15/2015	0.04	1,777	1,796,013
Nordstrom Private Label Credit Card Master Note Trust 2007-2A A†	0.289	%#	5/15/2015	0.03	870	868,004

Total						11,474,224

Home Equity 0.02%

Option One Mortgage Loan Trust 2007-FXD2 2A1	5.90%		3/25/2037	0.47	65	62,295

Other 3.51%

Nelnet Student Loan Trust 2010-4A A†	1.035	%#	4/25/2046	0.06	1,169	1,170,409
SLM Student Loan Trust 2007-2 A2	0.253	%#	7/25/2017	0.05	1,127	1,117,194
SLM Student Loan Trust 2007-6 A1	0.423	%#	4/27/2015	0.06	91	91,070
SLM Student Loan Trust 2007-7 A2(a)	0.453	%#	1/25/2016	0.05	1,175	1,171,511
SLM Student Loan Trust 2007-8 A1	0.483	%#	7/27/2015	0.06	109	108,623
SLM Student Loan Trust 2008-2 A1	0.553	%#	1/25/2015	0.06	505	504,708
SLM Student Loan Trust 2008-3 A1	0.753	%#	1/25/2014	0.06	879	880,180
SLM Student Loan Trust 2008-4 A1	0.933	%#	7/25/2013	0.06	151	150,611
SLM Student Loan Trust 2010-A 2A†	3.479	%#	5/16/2044	0.12	641	668,355
SLM Student Loan Trust 2010-B A1†	2.149	%#	8/15/2016	0.03	600	599,433
SLM Student Loan Trust 2010-C A1†	1.879	%#	12/15/2017	0.04	1,229	1,232,834
SLM Student Loan Trust 2011-1 A1	0.755	%#	3/25/2026	0.07	1,096	1,098,729
SLM Student Loan Trust 2011-A A1†	1.229	%#	10/15/2024	0.03	1,194	1,194,105
SLM Student Loan Trust 2011-B A1†	1.079	%#	12/16/2024	0.03	1,334	1,333,402

Total						11,321,164

Total Asset-Backed Securities (cost $46,281,306)						46,245,636

CORPORATE BONDS 45.09%

Airlines 0.60%

Southwest Airlines Co.†	10.50%		12/15/2011	0.19	1,900	1,931,586

Banking 4.63%

Bank of Nova Scotia (Canada)†(b)	1.45%		7/26/2013	1.79	1,625	1,641,897
Caribbean Development Bank†	0.55	%#	7/19/2013	1.82	1,000	1,000,505
Citigroup, Inc.	5.50%		8/27/2012	0.87	500	513,190
Commonwealth Bank of Australia (Australia)†(b)	0.564	%#	11/4/2011	0.10	1,300	1,300,261
Commonwealth Bank of Australia (Australia)†(b)	2.70%		11/25/2014	3.01	720	756,808
DnB NOR Boligkreditt AS (Norway)†(b)	2.10%		10/14/2015	3.82	1,700	1,722,510
Goldman Sachs Group, Inc. (The)	1.269	%#	2/7/2014	0.09	1,000	958,864

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND (formerly, Developing Local Markets Fund) September 30, 2011

Investments	Interest Rate	Maturity Date	Modified Duration~	Principal Amount (000)	Fair Value
Banking (continued)

JPMorgan Chase & Co	1.097%#	5/2/2014	0.19	$1,000	$985,592
JPMorgan Chase & Co.	1.119%#	9/30/2013	0.24	2,000	1,998,910
Kommunalbanken AS (Norway)†(b)	2.375%	1/19/2016	4.06	1,700	1,776,704
Korea Development Bank (South Korea)(b)	5.75%	5/13/2012	0.60	250	256,317
Merrill Lynch & Co., Inc.	6.05%	8/15/2012	0.83	250	252,348
Westpac Banking Corp. (Australia)†(b)	2.90%	9/10/2014	2.83	1,680	1,781,773

Total					14,945,679

Beverages 0.93%

Anheuser-Busch InBev Worldwide, Inc.	0.802%#	1/27/2014	0.06	1,500	1,512,328
Dr. Pepper Snapple Group, Inc.	1.70%	12/21/2011	0.21	1,500	1,502,832

Total					3,015,160

Chemicals 1.83%

Airgas, Inc.	2.85%	10/1/2013	1.93	2,500	2,559,498
Mosaic Co. (The)†	7.625%	12/1/2016	0.16	3,200	3,356,134

Total					5,915,632

Computer Hardware 0.62%

Hewlett-Packard Co.	0.463%#	9/13/2012	0.19	1,000	998,218
Hewlett-Packard Co.	1.90%#	9/19/2014	0.21	1,000	1,004,551

Total					2,002,769

Consumer/Commercial/Lease Financing 1.10%

General Electric Capital Corp.	0.491%#	6/20/2014	0.20	1,089	1,044,181
SLM Corp.	5.125%	8/27/2012	0.86	1,500	1,499,637
SLM Corp.	5.375%	1/15/2013	1.21	1,000	1,000,352

Total					3,544,170

Department Stores 0.32%

Macy’s Retail Holdings, Inc.	5.875%	1/15/2013	1.22	1,000	1,043,055

Diversified Capital Goods 0.66%

Siemens Financieringsmaatschappij NV (Netherlands)(b)	0.499%#	3/16/2012	0.47	1,520	1,519,945
Siemens Financieringsmaatschappij NV (Netherlands)†(b)	5.50%	2/16/2012	0.38	595	603,599

Total					2,123,544

Electric: Integrated 2.75%

Allegheny Energy Supply Co. LLC†	8.25%	4/15/2012	0.51	295	305,380
Arizona Public Service Co.	6.375%	10/15/2011	0.03	3,000	3,004,536
Commonwealth Edison Co.	6.15%	3/15/2012	0.44	1,000	1,023,260
Iberdrola International BV (Netherlands)(b)	6.75%	6/15/2012	0.69	250	258,975
KCP&L Greater Missouri Operations Co.	11.875%	7/1/2012	0.71	2,000	2,151,342
Portland General Electric Co.†	5.625%	8/1/2013	1.73	1,500	1,607,137

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND (formerly, Developing Local Markets Fund) September 30, 2011

Investments	Interest Rate	Maturity Date	Modified Duration~	Principal Amount (000)	Fair Value
Electric: Integrated (continued)

TAQA Abu Dhabi National Energy Co. (United Arab Emirates)†(b)	5.62%	10/25/2012	1.01	$500	$517,813

Total					8,868,443

Electronics 0.83%

Koninklijke Philips Electronics NV (Netherlands)(b)	4.625%	3/11/2013	1.41	1,575	1,650,750
National Semiconductor Corp.	6.15%	6/15/2012	0.67	1,000	1,028,591

Total					2,679,341

Energy: Exploration & Production 0.84%

GlobalSantaFe Corp.	5.00%	2/15/2013	1.33	700	728,244
Ras Laffan Liquefied Natural Gas Co., Ltd. III (Qatar)†(b)	4.50%	9/30/2012	0.98	890	913,363
Woodside Finance Ltd. (Australia)†(b)	5.00%	11/15/2013	1.99	1,000	1,062,141

Total					2,703,748

Environmental 1.97%

Allied Waste North America, Inc.	6.875%	6/1/2017	4.59	2,840	3,038,811
Waste Management, Inc.	5.00%	3/15/2014	2.32	1,095	1,190,467
Waste Management, Inc.	6.375%	11/15/2012	1.06	2,000	2,118,576

Total					6,347,854

Food: Wholesale 1.88%

Archer Daniels Midland Co.	0.446%#	8/13/2012	0.11	2,000	2,003,466
General Mills, Inc.	6.00%	2/15/2012	0.36	2,500	2,547,237
Wm. Wrigley Jr. Co.†	2.45%	6/28/2012	0.72	1,500	1,518,582

Total					6,069,285

Forestry/Paper 0.31%

MeadWestvaco Corp.	6.85%	4/1/2012	0.48	1,000	1,010,118

Gas Distribution 3.40%

Buckeye Partners LP	4.625%	7/15/2013	1.70	1,500	1,576,535
Energy Transfer Partners LP	5.65%	8/1/2012	0.80	150	154,639
Energy Transfer Partners LP	6.00%	7/1/2013	1.64	2,800	2,962,717
Enterprise Products Operating LLC	4.60%	8/1/2012	0.81	1,200	1,231,572
Enterprise Products Operating LLC	6.125%	2/1/2013	1.27	1,390	1,468,707
Florida Gas Transmission Co. LLC†	7.00%	7/17/2012	0.76	1,000	1,031,491
Kinder Morgan Energy Partners LP	7.125%	3/15/2012	0.44	500	512,883
Sunoco Logistics Partners Operations LP	7.25%	2/15/2012	0.36	2,000	2,041,212

Total					10,979,756

Health Facilities 0.47%

Quest Diagnostics, Inc.	1.208%#	3/24/2014	0.22	1,500	1,509,298

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND (formerly, Developing Local Markets Fund) September 30, 2011

Investments	Interest Rate	Maturity Date	Modified Duration~	Principal Amount (000)	Fair Value
Health Services 1.68%

Cardinal Health, Inc.	5.65%	6/15/2012	0.68	$1,500	$1,547,816
Express Scripts, Inc.	5.25%	6/15/2012	0.68	2,500	2,567,492
Ventas Realty LP/Ventas Capital Corp.	9.00%	5/1/2012	0.54	1,265	1,307,847

Total					5,423,155

Household & Leisure Products 0.79%

Beam, Inc.	3.00%	6/1/2012	0.64	1,000	1,005,930
Whirlpool Corp.	8.00%	5/1/2012	0.55	1,500	1,557,891

Total					2,563,821

Integrated Energy 0.71%

Murphy Oil Corp.	6.375%	5/1/2012	0.55	500	513,823
Petronas Capital Ltd. (Malaysia)†(b)	7.00%	5/22/2012	0.63	750	780,474
Total Capital SA (France)(b)	5.00%	10/10/2011	0.03	1,000	1,000,548

Total					2,294,845

Life Insurance 0.70%

Lincoln National Corp.	5.65%	8/27/2012	0.88	250	259,408
MetLife, Inc.	1.519%#	8/6/2013	0.09	2,000	2,013,598

Total					2,273,006

Media: Cable 2.40%

Comcast Cable Communications Holdings, Inc.	8.375%	3/15/2013	1.38	3,000	3,297,273
Comcast Cable Holdings LLC	7.875%	8/1/2013	1.71	855	950,468
DirecTV Holdings LLC/DirecTV Financing Co., Inc.	7.625%	5/15/2016	0.59	3,250	3,497,150

Total					7,744,891

Media: Diversified 1.19%

Historic TW, Inc.	9.125%	1/15/2013	1.21	3,100	3,387,953
Time Warner Entertainment Co. LP	10.15%	5/1/2012	0.55	445	467,640

Total					3,855,593

Medical Products 0.48%

CareFusion Corp.	4.125%	8/1/2012	0.81	1,500	1,534,045

Metals/Mining (Excluding Steel) 1.71%

Freeport-McMoRan Copper & Gold, Inc.	8.375%	4/1/2017	0.49	2,500	2,684,203
Xstrata Canada Corp. (Canada)(b)	7.25%	7/15/2012	0.77	500	521,708
Xstrata Canada Corp. (Canada)(b)	7.35%	6/5/2012	0.66	1,250	1,297,586
Xstrata Finance Ltd. (Canada)†(b)	5.50%	11/16/2011	0.11	1,000	1,004,983

Total					5,508,480

Oil Field Equipment & Services 1.42%

Cameron International Corp.	1.257%#	6/2/2014	0.16	1,300	1,306,900
National Oilwell Varco, Inc.	6.125%	8/15/2015	0.07	175	179,144

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND (formerly, Developing Local Markets Fund) September 30, 2011

Investments	Interest Rate	Maturity Date	Modified Duration~	Principal Amount (000)	Fair Value
Oil Field Equipment & Services (continued)

Schlumberger Investment SA (Luxembourg)†(b)	0.893%#	9/12/2014	2.95	$2,000	$2,004,512
Weatherford International Ltd.	5.15%	3/15/2013	1.41	500	524,257
Weatherford International, Inc.	5.95%	6/15/2012	0.67	550	565,814

Total					4,580,627

Oil Refining & Marketing 0.16%

NuStar Logistics LP	6.05%	3/15/2013	1.39	500	529,241

Pharmaceuticals 0.46%

Sanofi-Aventis SA (France)(b)	0.673%#	3/28/2014	2.50	1,500	1,497,566

Property & Casualty 0.32%

Liberty Mutual Group, Inc.†	7.25%	9/1/2012	0.88	1,000	1,036,589

Railroads 1.14%

Canadian Pacific Railway Co. (Canada)(b)	6.25%	10/15/2011	0.04	2,900	2,903,672
CSX Corp.	6.30%	3/15/2012	0.44	750	767,582

Total					3,671,254

Real Estate Investment Trusts 2.34%

AvalonBay Communities Inc	6.125%	11/1/2012	1.02	1,699	1,775,006
Developers Diversified Realty Corp.	5.375%	10/15/2012	0.74	2,525	2,538,829
HCP, Inc.	6.45%	6/25/2012	0.70	1,577	1,623,031
Regency Centers LP	6.75%	1/15/2012	0.28	1,303	1,321,761
UDR, Inc.	6.05%	6/1/2013	1.55	270	283,714

Total					7,542,341

Software/Services 2.31%

IBM International Group Capital LLC	5.05%	10/22/2012	1.01	1,000	1,045,758
Intuit, Inc.	5.40%	3/15/2012	0.44	1,350	1,374,690
Microsoft Corp.	0.875%	9/27/2013	1.96	2,000	2,013,992
Western Union Co. (The)	0.913%#	3/7/2013	0.18	3,000	3,007,728

Total					7,442,168

Specialty Retail 0.67%

VF Corp.	1.058%#	8/23/2013	0.14	2,150	2,153,393

Steel Producers/Products 0.08%

Allegheny Technologies, Inc.	8.375%	12/15/2011	0.19	250	252,443

Telecommunications: Integrated/Services 1.83%

Qwest Corp.	8.875%	3/15/2012	0.44	1,821	1,887,011
Verizon Communications, Inc.	0.973%#	3/28/2014	0.23	1,000	1,003,534
Verizon New York, Inc.	6.875%	4/1/2012	0.49	1,707	1,756,819
Vivendi SA (France)†(b)	5.75%	4/4/2013	1.42	1,200	1,266,434

Total					5,913,798

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND (formerly, Developing Local Markets Fund) September 30, 2011

Investments	Interest Rate	Maturity Date	Modified Duration~	Principal Amount (000)		Fair Value
Telecommunications: Wireless 1.24%

Vodafone Group plc (United Kingdom)(b)	0.599%#	2/27/2012	0.15		$4,000	$4,002,908

Transportation (Excluding Air/Rail) 0.32%

ERAC USA Finance LLC†	5.80%	10/15/2012	0.98		1,000	1,042,240

Total Corporate Bonds (cost $145,665,639)						145,551,842

FOREIGN GOVERNMENT OBLIGATIONS 8.44%

Mexico 0.39%

United Mexican States(b)	7.50%	1/14/2012	0.27		1,250	1,271,875

Poland 3.87%

Poland Government Bond(c)	Zero Coupon	1/25/2012	0.31	PLN	38,500	11,466,471
Poland Government Bond(b)	6.25%	7/3/2012	0.73		$1,000	1,039,250

Total						12,505,721

Turkey 4.08%

Turkey Government Bond(c)	Zero Coupon	1/25/2012	—	TRY	25,000	13,160,918

United Arab Emirates 0.10%

Emirate of Abu Dhabi†(b)	5.50%	8/2/2012	0.81		$300	311,250

Total Foreign Government Obligations (cost $30,538,719)						27,249,764

GOVERNMENT SPONSORED ENTERPRISES BOND 0.24%

Federal National Mortgage Assoc. (cost $788,594)	1.25%	9/28/2016	4.82		790	789,472

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 3.42%

Federal Home Loan Mortgage Corp. K005 A1	3.484%	4/25/2019	4.06		1,749	1,878,583
Federal Home Loan Mortgage Corp. K006 A1	3.398%	7/25/2019	4.22		1,812	1,923,822
Federal Home Loan Mortgage Corp. K007 A1	3.342%	12/25/2019	4.45		2,196	2,326,081
Federal Home Loan Mortgage Corp. K008 A1	2.746%	12/25/2019	4.68		774	800,528
Federal Home Loan Mortgage Corp. K009 A1	2.757%	5/25/2020	4.48		874	910,709
Federal National Mortgage Assoc. 2005-14 OP	4.50%	10/25/2028	0.39		374	378,572
Federal National Mortgage Assoc. 2009-M2 A1	2.387%	1/25/2019	1.92		1,102	1,128,906
Federal National Mortgage Assoc. 2010-M3 A1	2.587%	3/25/2020	2.54		765	791,420
Federal National Mortgage Assoc. 2011-M3 A1	2.072%	7/25/2021	4.22		882	900,220

Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $10,660,157)						11,038,841

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 6.09%

Federal Home Loan Mortgage Corp.	2.572%#	5/1/2035	0.72		1,717	1,807,057
Federal Home Loan Mortgage Corp.	5.00%	5/1/2021	2.30		317	342,700
Federal Home Loan Mortgage Corp.	5.062%#	7/1/2036	1.79		806	861,510
Federal Home Loan Mortgage Corp.	5.231%#	4/1/2038	1.33		1,244	1,335,366
Federal Home Loan Mortgage Corp.	5.912%#	2/1/2037	0.67		1,944	2,050,150
Federal National Mortgage Assoc.	2.708%#	8/1/2037	0.52		1,664	1,765,026

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND (formerly, Developing Local Markets Fund) September 30, 2011

Investments	Interest Rate	Maturity Date	Modified Duration~	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)

Federal National Mortgage Assoc.	2.95%	3/1/2015	3.29	$1,000	$1,045,121
Federal National Mortgage Assoc.	3.021%#	5/1/2037	0.45	805	849,854
Federal National Mortgage Assoc.	3.18%	11/1/2014	2.91	1,169	1,224,373
Federal National Mortgage Assoc.	3.217%#	11/1/2038	0.88	1,174	1,243,749
Federal National Mortgage Assoc.	4.939%#	7/1/2038	1.02	818	873,091
Federal National Mortgage Assoc.	5.50%	2/1/2034	3.13	2,715	2,967,649
Federal National Mortgage Assoc.	5.50%	11/1/2034	3.14	3,013	3,292,405

Total Government Sponsored Enterprises Pass-Throughs (cost $19,500,736)					19,658,051

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 22.19%

Arkle Master Issuer plc 2010-2A 1A1†	1.692%#	5/17/2060	0.12	400	399,899
Banc of America Commercial Mortgage, Inc. 2002-2 A3	5.118%	7/11/2043	0.35	1,075	1,083,020
Banc of America Commercial Mortgage, Inc. 2002-PB2 A4	6.186%	6/11/2035	0.14	354	355,285
Banc of America Commercial Mortgage, Inc. 2003-1 A1	3.878%	9/11/2036	0.29	414	413,712
Banc of America Commercial Mortgage, Inc. 2005-2 AAB	4.742%	7/10/2043	1.74	520	539,918
Banc of America Commercial Mortgage, Inc. 2005-5 A2	5.001%	10/10/2045	0.03	55	55,132
Banc of America Commercial Mortgage, Inc. 2005-5 A4	5.115%	10/10/2045	3.44	1,000	1,092,626
Banc of America Re-REMIC Trust 2011 STRP A3†	2.415%	11/17/2039	1.82	750	729,923
Banc of America Re-REMIC Trust 2011 STRP A4†	1.501%	5/17/2046	0.73	747	734,447
Bear Stearns Commercial Mortgage Securities, Inc. 2003-T10 A1	4.00%	3/13/2040	0.46	567	569,442
Bear Stearns Commercial Mortgage Securities, Inc. 2005-T20 A2	5.127%	10/12/2042	0.03	1,120	1,117,955
Bear Stearns Commercial Mortgage Securities, Inc. 2005-T20 A4A	5.295%#	10/12/2042	3.41	300	330,935
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW11 A1	5.266%	3/11/2039	0.11	114	113,556
Bear Stearns Commercial Mortgage Securities, Inc. 2007-T28 A1	5.422%	9/11/2042	0.17	100	100,593
Citigroup Commercial Mortgage Trust 2005-C3 A2	4.639%	5/15/2043	1.31	1,095	1,094,522
Commercial Mortgage Pass-Through Certificates 2003-LB1A A2	4.084%	6/10/2038	1.37	1,260	1,292,856
Commercial Mortgage Pass-Through Certificates 2006-C7 A2	5.69%	6/10/2046	0.01	87	86,925
Commercial Mortgage Pass-Through Certificates 2007-FL14 AJ†	0.387%#	6/15/2022	0.20	1,075	980,270
Commercial Mortgage Pass-Through Certificates 2010-C1 A1†	3.156%	7/10/2046	3.36	1,179	1,192,641
Credit Suisse Mortgage Capital Certificates 2006-C1 A3	5.595%#	2/15/2039	2.70	541	565,960
CS First Boston Mortgage Securities Corp. 2001-CK6 A3	6.387%	8/15/2036	0.04	64	64,182

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND (formerly, Developing Local Markets Fund) September 30, 2011

Investments	Interest Rate	Maturity Date	Modified Duration~	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

CS First Boston Mortgage Securities Corp. 2002-CKP1 A3	6.439%	12/15/2035	0.22	$939	$947,563
CS First Boston Mortgage Securities Corp. 2002-CKS4 A2	5.183%	11/15/2036	0.70	1,115	1,135,819
CS First Boston Mortgage Securities Corp. 2002-CP3 A3	5.603%	7/15/2035	0.56	413	419,254
CS First Boston Mortgage Securities Corp. 2002-CP5 A2	4.94%	12/15/2035	0.90	1,757	1,804,414
CS First Boston Mortgage Securities Corp. 2003-C4 A4	5.137%	8/15/2036	1.49	1,588	1,662,950
CS First Boston Mortgage Securities Corp. 2003-CK2 A4	4.801%	3/15/2036	1.16	1,549	1,600,081
CS First Boston Mortgage Securities Corp. 2004-C5 A2	4.183%	11/15/2037	0.04	527	526,848
CS First Boston Mortgage Securities Corp. 2005-C5 A4	5.10%	8/15/2038	3.32	570	619,721
Developers Diversified Realty Corp. 2009-DDR1 A†	3.807%	10/14/2022	2.74	981	1,025,238
Developers Diversified Realty Corp. 2009-DDR1 B†	5.73%	10/14/2022	2.76	200	216,981
Fosse Master Issuer plc 2011-1A A2†	1.65%#	10/18/2054	2.31	500	499,887
GE Capital Commercial Mortgage Corp. 2001-3 A2	6.07%	6/10/2038	0.03	156	155,613
GE Capital Commercial Mortgage Corp. 2002-1A A3	6.269%	12/10/2035	0.31	986	995,409
GE Capital Commercial Mortgage Corp. 2002-2A A3	5.349%	8/11/2036	0.59	1,135	1,156,720
GE Capital Commercial Mortgage Corp. 2002-3A A2	4.996%	12/10/2037	0.84	1,493	1,526,804
GE Capital Commercial Mortgage Corp. 2003-C2 A4	5.145%	7/10/2037	1.41	1,080	1,127,241
GE Capital Commercial Mortgage Corp. 2005-C1 A2	4.353%	6/10/2048	0.25	545	544,599
GE Capital Commercial Mortgage Corp. 2005-C3 A7A	4.974%	7/10/2045	3.37	1,000	1,086,862
GMAC Commercial Mortgage Securities, Inc. 2002-C1 A2	6.278%	11/15/2039	0.04	23	23,090
GMAC Commercial Mortgage Securities, Inc. 2002-C2 A3	5.713%	10/15/2038	0.41	1,380	1,396,897
GMAC Commercial Mortgage Securities, Inc. 2003-C1 A1	3.337%	5/10/2036	0.52	334	335,802
GMAC Commercial Mortgage Securities, Inc. 2003-C2 A2	5.638%#	5/10/2040	1.65	900	959,053
GMAC Commercial Mortgage Securities, Inc. 2006-C1 A2	5.147%	11/10/2045	0.03	147	146,608
Greenwich Capital Commercial Funding Corp. 2002-C1 A4	4.948%	1/11/2035	0.79	1,597	1,626,311
Greenwich Capital Commercial Funding Corp. 2003-C1 A4	4.111%	7/5/2035	1.26	1,842	1,895,816
Greenwich Capital Commercial Funding Corp. 2005-GG5 A2	5.117%	4/10/2037	0.73	703	705,966
Greenwich Capital Commercial Funding Corp. 2007-GG9 A2	5.381%	3/10/2039	0.35	966	971,744

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND (formerly, Developing Local Markets Fund) September 30, 2011

Investments	Interest Rate	Maturity Date	Modified Duration~	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

GS Mortgage Securities Corp. II 2005-GG4 AABA	4.68%	7/10/2039	1.52	$413	$421,814
GS Mortgage Securities Corp. II 2006-GG8 A2	5.479%	11/10/2039	0.03	518	517,803
GS Mortgage Securities Corp. II 2007-EOP B†	1.84%#	3/6/2020	0.32	615	595,408
GS Mortgage Securities Corp. II 2010-C1 A1†	3.679%	8/10/2043	3.74	659	675,122
GS Mortgage Securities Corp. II 2010-C2 A1†	3.849%	12/10/2043	3.81	786	808,103
GS Mortgage Securities Corp. II 2011-ALF B†	3.215%	2/10/2021	2.22	500	489,900
GS Mortgage Securities Corp. II 2011-GC3 A2†	3.645%	3/10/2044	3.92	800	814,597
Holmes Master Issuer plc 2010-1A A2†	1.649%#	10/15/2054	0.03	500	499,874
JPMorgan Chase Commercial Mortgage Securities Corp. 2001-CIB3 A3	6.465%	11/15/2035	0.04	233	232,973
JPMorgan Chase Commercial Mortgage Securities Corp. 2002-C1 A3	5.376%	7/12/2037	0.51	1,562	1,586,158
JPMorgan Chase Commercial Mortgage Securities Corp. 2002-C2 A2	5.05%	12/12/2034	0.90	863	887,517
JPMorgan Chase Commercial Mortgage Securities Corp. 2002-CIB5 A2	5.161%	10/12/2037	0.85	1,335	1,371,000
JPMorgan Chase Commercial Mortgage Securities Corp. 2004-LN2 A1	4.475%	7/15/2041	1.32	994	1,000,980
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP5 A2FL	0.332%#	12/15/2044	0.28	548	540,040
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-LD11 A2	5.99%#	6/15/2049	0.66	1,150	1,167,589
LB-UBS Commercial Mortgage Trust 2005-C3 A5	4.739%	7/15/2030	3.16	1,610	1,728,751
LB-UBS Commercial Mortgage Trust 2005-C5 A4	4.954%	9/15/2030	3.23	355	384,888
LB-UBS Commercial Mortgage Trust 2005-C7 A4	5.197%	11/15/2030	3.30	600	655,657
LB-UBS Commercial Mortgage Trust 2007-C1 A2	5.318%	2/15/2040	0.39	993	996,456
Merrill Lynch Floating Trust 2008-LAQA A1†	0.744%#	7/9/2021	0.75	950	915,005
Merrill Lynch Mortgage Trust 2005-CIP1 A2	4.96%	7/12/2038	1.44	613	622,024
Merrill Lynch Mortgage Trust 2005-CKI1 A4FL	0.457%#	11/12/2037	0.97	1,600	1,558,330
Merrill Lynch Mortgage Trust 2005-LC1 A2	5.202%	1/12/2044	0.03	163	162,895
Merrill Lynch Mortgage Trust 2005-MCP1 A2	4.556%	6/12/2043	1.21	312	313,004
Merrill Lynch Mortgage Trust 2005-MKB2 A2	4.806%	9/12/2042	0.03	307	306,942
Merrill Lynch Mortgage Trust 2007-C1 A2FL†	0.517%#	6/12/2050	0.66	969	952,711
Merrill Lynch/Countrywide Commercial Mortgage Trust 2006-1 A2	5.439%	2/12/2039	0.03	137	136,408
Morgan Stanley Capital I 2006-T21 A2	5.09%	10/12/2052	0.03	372	371,792
Morgan Stanley Capital I 2007-HQ12 A3	5.774%#	4/12/2049	3.39	955	977,132
Morgan Stanley Capital I 2011-C2 A2†	3.476%	6/15/2044	4.20	750	762,653
Morgan Stanley Dean Witter Capital I 2001-TOP3 A4	6.39%	7/15/2033	0.04	183	183,119
Morgan Stanley Dean Witter Capital I 2002-HQ A3	6.51%	4/15/2034	0.25	696	699,599
Morgan Stanley Dean Witter Capital I 2003-HQ2 A1	4.18%	3/12/2035	0.62	839	849,698
Morgan Stanley Re-REMIC Trust 2010-C30A A3A†	3.25%	12/17/2043	0.29	1,000	1,000,135
RBSCF Trust 2010-MB1 A2†	3.686%	4/15/2024	3.23	1,580	1,629,267

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND (formerly, Developing Local Markets Fund) September 30, 2011

Investments	Interest Rate	Maturity Date	Modified Duration~	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Wachovia Bank Commercial Mortgage Trust 2002-C2 A4	4.98%	11/15/2034	0.89	$411	$420,473
Wachovia Bank Commercial Mortgage Trust 2003-C5 A1	2.986%	6/15/2035	0.24	128	127,702
Wachovia Bank Commercial Mortgage Trust 2003-C7 A1†	4.241%	10/15/2035	0.70	640	641,856
Wachovia Bank Commercial Mortgage Trust 2005-C18 APB	4.807%	4/15/2042	1.58	673	698,177
Wachovia Bank Commercial Mortgage Trust 2005-C19 A5	4.661%	5/15/2044	0.68	1,175	1,191,199
Wachovia Bank Commercial Mortgage Trust 2005-C20 A7	5.118%	7/15/2042	3.22	750	818,681
Wachovia Bank Commercial Mortgage Trust 2005-C21 A4	5.381%#	10/15/2044	3.03	1,010	1,101,608
Wachovia Bank Commercial Mortgage Trust 2006-C27 AM	5.795%	7/15/2045	4.05	500	487,136
WF-RBS Commercial Mortgage Trust 2011-C2 A2†	3.791%	2/15/2044	3.89	1,250	1,282,879

Total Non-Agency Commercial Mortgage-Backed Securities (cost $72,009,118)					71,612,145

Total Investments in Securities 99.80% (cost $325,444,269)					322,145,751

Cash, Foreign and Other Assets in Excess of Liabilities(d) 0.20%					648,807

Net Assets 100.00%					$322,794,558

PLN Polish zloty.

TRY Turkish lira.

#	Variable rate security. The interest rate represents the rate in effect at September 30, 2011.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.
~	Modified Duration is the change in the value of a fixed income security that will result from a 1% change in market interest rates. Duration is expressed as a number of years, and generally, the larger a duration, the greater the interest-rate risk or reward for a portfolio’s underlying bond prices. The sum of these weighted values within a portfolio, including applicable aggregated interest rate exposure, is divided by the sum of the market values (or notional values where appropriate) of all fixed income securities.
(a)	Security has been fully or partially segregated to cover margin requirements for open futures contracts as of September 30, 2011.
(b)	Foreign security traded in U.S. dollars.
(c)	Investment in non-U.S. dollar denominated securities.
(d)	Cash, Foreign Cash and Other Assets in Excess of Liabilities include net unrealized appreciation (depreciation) on futures contracts and forward foreign currency exchange contracts as follows:

Open Futures Contracts at September 30, 2011:

Type	Expiration	Contracts	Position	Market Value	Unrealized Appreciation
U.S. 2-Year Treasury Note	December 2011	137	Short	$(30,167,828)	$40,575
U.S. 5-Year Treasury Note	December 2011	321	Short	(39,317,485)	57,125

Totals				$(69,485,313)	$97,700

Open Forward Foreign Currency Exchange Contracts at September 30, 2011:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation (Depreciation)
Argentine peso	Buy	Credit Suisse	10/19/2011	1,100,000	$259,802	$259,126	$(676)
Argentine peso	Buy	Credit Suisse	10/19/2011	800,000	189,192	188,455	(737)
Argentine peso	Buy	Credit Suisse	10/19/2011	21,300,000	5,065,398	5,017,620	(47,778)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND (formerly, Developing Local Markets Fund) September 30, 2011

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation (Depreciation)
Argentine peso	Buy	Credit Suisse	10/19/2011	1,460,000	$346,793	$343,931	$(2,862)
Argentine peso	Buy	UBS AG	12/7/2011	7,350,000	1,700,602	1,698,061	(2,541)
Argentine peso	Buy	UBS AG	12/7/2011	990,000	228,374	228,718	344
Brazilian real	Buy	UBS AG	10/19/2011	360,000	223,408	190,747	(32,661)
Brazilian real	Buy	UBS AG	10/19/2011	11,070,000	6,769,359	5,865,477	(903,882)
Brazilian real	Buy	Barclays Bank plc	12/7/2011	6,250,000	3,876,209	3,278,671	(597,538)
Brazilian real	Buy	Barclays Bank plc	12/7/2011	560,000	341,672	293,769	(47,903)
Brazilian real	Buy	Barclays Bank plc	12/7/2011	250,000	146,524	131,147	(15,377)
Chilean peso	Buy	UBS AG	10/19/2011	140,000,000	296,485	268,841	(27,644)
Chilean peso	Buy	UBS AG	10/19/2011	90,000,000	191,408	172,827	(18,581)
Chilean peso	Buy	UBS AG	10/19/2011	2,640,000,000	5,513,324	5,069,580	(443,744)
Chilean peso	Buy	UBS AG	10/19/2011	185,000,000	390,790	355,255	(35,535)
Chilean peso	Buy	Credit Suisse	1/13/2012	620,000,000	1,252,399	1,178,315	(74,084)
Chinese yuan renminbi	Buy	Credit Suisse	10/19/2011	2,150,000	332,869	336,730	3,861
Chinese yuan renminbi	Buy	Credit Suisse	10/19/2011	4,550,000	704,552	712,615	8,063
Chinese yuan renminbi	Buy	Credit Suisse	10/19/2011	2,300,000	356,949	360,223	3,274
Chinese yuan renminbi	Buy	Barclays Bank plc	12/7/2011	39,700,000	6,257,388	6,220,913	(36,475)
Chinese yuan renminbi	Buy	Barclays Bank plc	12/7/2011	1,450,000	227,952	227,212	(740)
Chinese yuan renminbi	Buy	Barclays Bank plc	12/7/2011	10,400,000	1,618,476	1,629,660	11,184
Colombian peso	Buy	UBS AG	12/7/2011	6,350,000,000	3,573,438	3,276,889	(296,549)
Colombian peso	Buy	UBS AG	12/7/2011	3,550,000,000	1,984,349	1,831,962	(152,387)
Colombian peso	Buy	UBS AG	12/7/2011	545,000,000	302,274	281,245	(21,029)
Colombian peso	Buy	Goldman Sachs	1/13/2012	5,500,000,000	2,944,325	2,830,341	(113,984)
Czech koruna	Buy	Credit Suisse	10/19/2011	4,921,000	290,390	267,115	(23,275)
Czech koruna	Buy	Credit Suisse	10/19/2011	9,000,000	521,407	488,526	(32,881)
Czech koruna	Buy	Credit Suisse	10/19/2011	69,279,000	4,072,840	3,760,507	(312,333)
Czech koruna	Buy	Credit Suisse	10/19/2011	2,600,000	151,107	141,130	(9,977)
Czech koruna	Buy	Credit Suisse	10/19/2011	3,100,000	182,767	168,270	(14,497)
Czech koruna	Buy	Credit Suisse	10/19/2011	34,100,000	2,005,528	1,850,969	(154,559)
Czech koruna	Buy	Credit Suisse	10/19/2011	243,200,000	14,401,611	13,201,045	(1,200,566)
Czech koruna	Buy	Morgan Stanley	12/7/2011	68,610,000	4,051,277	3,726,006	(325,271)
Czech koruna	Buy	Morgan Stanley	12/7/2011	19,090,000	1,140,042	1,036,721	(103,321)
Czech koruna	Buy	Morgan Stanley	12/7/2011	6,990,000	401,609	379,606	(22,003)
Czech koruna	Buy	Goldman Sachs	1/13/2012	87,280,000	4,740,773	4,742,183	1,410
euro	Buy	Barclays Bank plc	10/19/2011	1,275,000	1,815,090	1,707,990	(107,100)
Hong Kong dollar	Buy	Morgan Stanley	10/19/2011	1,415,500	182,053	181,801	(252)
Hong Kong dollar	Buy	Morgan Stanley	10/19/2011	6,674,500	857,442	857,244	(198)
Hong Kong dollar	Buy	Morgan Stanley	10/19/2011	119,100,000	15,313,615	15,296,693	(16,922)
Hong Kong dollar	Buy	Morgan Stanley	10/19/2011	12,380,000	1,592,119	1,590,034	(2,085)
Hong Kong dollar	Buy	Barclays Bank plc	12/7/2011	6,850,000	879,947	880,272	325
Hong Kong dollar	Buy	Barclays Bank plc	12/7/2011	44,050,000	5,658,906	5,660,729	1,823
Hong Kong dollar	Buy	Barclays Bank plc	12/7/2011	9,500,000	1,219,938	1,220,816	878
Hong Kong dollar	Buy	Barclays Bank plc	12/7/2011	3,700,000	475,121	475,476	355
Hong Kong dollar	Buy	Barclays Bank plc	12/7/2011	28,600,000	3,673,128	3,675,297	2,169
Hong Kong dollar	Buy	Barclays Bank plc	1/13/2012	44,890,000	5,761,392	5,771,022	9,630
Hungarian forint	Buy	Morgan Stanley	10/19/2011	48,000,000	257,317	219,138	(38,179)
Hungarian forint	Buy	Morgan Stanley	10/19/2011	86,000,000	445,827	392,622	(53,205)
Hungarian forint	Buy	Barclays Bank plc	10/19/2011	1,382,000,000	7,325,475	6,309,347	(1,016,128)
Hungarian forint	Buy	Morgan Stanley	10/19/2011	1,760,000,000	9,417,304	8,035,059	(1,382,245)
Hungarian forint	Buy	Barclays Bank plc	12/7/2011	77,000,000	405,367	349,651	(55,716)
Hungarian forint	Buy	Barclays Bank plc	12/7/2011	101,000,000	528,424	458,633	(69,791)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND (formerly, Developing Local Markets Fund) September 30, 2011

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation (Depreciation)
Hungarian forint	Buy	Barclays Bank plc	12/7/2011	58,000,000	$293,579	$263,373	$(30,206)
Hungarian forint	Buy	UBS AG	1/13/2012	668,000,000	3,089,589	3,021,720	(67,869)
Indian rupee	Buy	Goldman Sachs	10/19/2011	8,200,000	182,893	167,061	(15,832)
Indian rupee	Buy	Goldman Sachs	10/19/2011	11,700,000	260,000	238,368	(21,632)
Indian rupee	Buy	Goldman Sachs	10/19/2011	331,500,000	7,266,550	6,753,746	(512,804)
Indian rupee	Buy	Goldman Sachs	10/19/2011	16,400,000	363,153	334,122	(29,031)
Indian rupee	Buy	Barclays Bank plc	12/7/2011	14,450,000	315,985	292,333	(23,652)
Indian rupee	Buy	Barclays Bank plc	12/7/2011	14,150,000	303,648	286,263	(17,385)
Indian rupee	Buy	Barclays Bank plc	12/7/2011	84,150,000	1,741,695	1,702,407	(39,288)
Indian rupee	Buy	UBS AG	1/13/2012	57,400,000	1,178,645	1,156,525	(22,120)
Indonesian rupiah	Buy	UBS AG	10/19/2011	3,800,000,000	441,706	420,504	(21,202)
Indonesian rupiah	Buy	UBS AG	10/19/2011	1,950,000,000	229,196	215,785	(13,411)
Indonesian rupiah	Buy	UBS AG	10/19/2011	29,300,000,000	3,358,089	3,242,307	(115,782)
Indonesian rupiah	Buy	UBS AG	10/19/2011	2,000,000,000	231,321	221,318	(10,003)
Indonesian rupiah	Buy	UBS AG	12/7/2011	39,800,000,000	4,645,191	4,238,401	(406,790)
Indonesian rupiah	Buy	UBS AG	12/7/2011	2,950,000,000	342,347	314,153	(28,194)
Indonesian rupiah	Buy	Barclays Bank plc	1/13/2012	28,300,000,000	3,079,434	2,986,063	(93,371)
Israeli new shekel	Buy	Morgan Stanley	10/19/2011	1,285,000	371,817	342,762	(29,055)
Israeli new shekel	Buy	Morgan Stanley	10/19/2011	900,000	263,968	240,067	(23,901)
Israeli new shekel	Buy	Morgan Stanley	10/19/2011	17,310,000	5,026,424	4,617,281	(409,143)
Israeli new shekel	Buy	Barclays Bank plc	12/7/2011	26,590,000	7,441,907	7,084,420	(357,487)
Israeli new shekel	Buy	Barclays Bank plc	12/7/2011	1,920,000	531,804	511,549	(20,255)
Malaysian ringgit	Buy	UBS AG	10/19/2011	1,130,000	372,139	353,735	(18,404)
Malaysian ringgit	Buy	UBS AG	10/19/2011	560,000	188,172	175,302	(12,870)
Malaysian ringgit	Buy	UBS AG	10/19/2011	14,500,000	4,724,112	4,539,074	(185,038)
Malaysian ringgit	Buy	UBS AG	10/19/2011	1,310,000	432,700	410,082	(22,618)
Malaysian ringgit	Buy	Barclays Bank plc	12/7/2011	6,200,000	2,087,542	1,937,716	(149,826)
Malaysian ringgit	Buy	Barclays Bank plc	1/13/2012	4,500,000	1,435,407	1,405,228	(30,179)
Mexican peso	Buy	Morgan Stanley	10/19/2011	3,425,000	292,410	246,598	(45,812)
Mexican peso	Buy	Morgan Stanley	10/19/2011	12,800,000	1,078,667	921,592	(157,075)
Mexican peso	Buy	Morgan Stanley	10/19/2011	253,120,000	21,304,604	18,224,475	(3,080,129)
Mexican peso	Buy	Barclays Bank plc	12/7/2011	1,830,000	145,905	131,146	(14,759)
Mexican peso	Buy	Barclays Bank plc	12/7/2011	24,000,000	1,908,964	1,719,951	(189,013)
Mexican peso	Buy	UBS AG	1/13/2012	192,585,000	13,724,701	13,760,071	35,370
Peruvian Nuevo sol	Buy	Credit Suisse	10/19/2011	720,000	260,775	259,080	(1,695)
Peruvian Nuevo sol	Buy	Credit Suisse	10/19/2011	6,515,000	2,369,953	2,344,314	(25,639)
Peruvian Nuevo sol	Buy	Credit Suisse	10/19/2011	1,040,000	379,424	374,227	(5,197)
Peruvian Nuevo sol	Buy	Credit Suisse	10/19/2011	15,600,000	5,613,530	5,613,400	(130)
Peruvian Nuevo sol	Buy	Credit Suisse	10/19/2011	3,110,000	1,123,555	1,119,082	(4,473)
Philippine peso	Buy	UBS AG	10/19/2011	14,400,000	333,720	329,040	(4,680)
Philippine peso	Buy	UBS AG	10/19/2011	66,000,000	1,508,571	1,508,099	(472)
Philippine peso	Buy	UBS AG	10/19/2011	14,300,000	328,963	326,755	(2,208)
Philippine peso	Buy	Goldman Sachs	12/7/2011	233,100,000	5,487,288	5,313,870	(173,418)
Philippine peso	Buy	Goldman Sachs	12/7/2011	11,200,000	265,089	255,321	(9,768)
Polish zloty	Buy	UBS AG	10/19/2011	600,000	218,683	180,865	(37,818)
Polish zloty	Buy	UBS AG	10/19/2011	2,460,000	856,964	741,545	(115,419)
Polish zloty	Buy	UBS AG	10/19/2011	43,820,000	15,648,323	13,209,140	(2,439,183)
Polish zloty	Buy	Goldman Sachs	12/7/2011	7,100,000	2,432,340	2,129,445	(302,895)
Polish zloty	Buy	Goldman Sachs	12/7/2011	3,225,000	1,103,545	967,248	(136,297)
Polish zloty	Buy	Barclays Bank plc	12/7/2011	650,000	224,449	194,949	(29,500)
Polish zloty	Buy	Barclays Bank plc	12/7/2011	885,000	292,819	265,431	(27,388)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND (formerly, Developing Local Markets Fund) September 30, 2011

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation (Depreciation)
Polish zloty	Buy	Barclays Bank plc	12/7/2011	5,165,000	$1,687,218	$1,549,096	$(138,122)
Polish zloty	Buy	Barclays Bank plc	12/7/2011	460,000	145,855	137,964	(7,891)
Polish zloty	Buy	Barclays Bank plc	1/13/2012	6,185,000	1,871,124	1,849,125	(21,999)
Romanian new leu	Buy	Barclays Bank plc	10/19/2011	1,365,000	446,316	419,057	(27,259)
Romanian new leu	Buy	Barclays Bank plc	10/19/2011	1,460,000	493,012	448,222	(44,790)
Romanian new leu	Buy	Barclays Bank plc	10/19/2011	5,515,000	1,836,252	1,693,113	(143,139)
Romanian new leu	Buy	Barclays Bank plc	10/19/2011	26,900,000	9,115,721	8,258,341	(857,380)
Romanian new leu	Buy	Morgan Stanley	12/7/2011	690,000	220,271	210,564	(9,707)
Romanian new leu	Buy	Goldman Sachs	1/13/2012	6,100,000	1,892,647	1,852,996	(39,651)
Russian ruble	Buy	Barclays Bank plc	10/19/2011	12,700,000	445,409	393,522	(51,887)
Russian ruble	Buy	Barclays Bank plc	10/19/2011	166,200,000	5,849,929	5,149,867	(700,062)
Russian ruble	Buy	Barclays Bank plc	12/7/2011	114,800,000	3,900,782	3,524,818	(375,964)
Russian ruble	Buy	Barclays Bank plc	12/7/2011	8,900,000	304,140	273,266	(30,874)
Singapore dollar	Buy	Goldman Sachs	10/19/2011	265,000	216,071	202,620	(13,451)
Singapore dollar	Buy	Goldman Sachs	10/19/2011	360,000	294,922	275,258	(19,664)
Singapore dollar	Buy	Goldman Sachs	10/19/2011	1,235,000	1,005,987	944,286	(61,701)
Singapore dollar	Buy	Goldman Sachs	10/19/2011	365,000	303,484	279,081	(24,403)
Singapore dollar	Buy	Merrill Lynch International	10/19/2011	410,000	337,615	313,488	(24,127)
Singapore dollar	Buy	Goldman Sachs	10/19/2011	22,820,000	18,509,206	17,448,269	(1,060,937)
Singapore dollar	Buy	Goldman Sachs	10/19/2011	400,000	325,990	305,842	(20,148)
Singapore dollar	Buy	Barclays Bank plc	12/7/2011	6,685,000	5,551,726	5,111,820	(439,906)
Singapore dollar	Buy	Barclays Bank plc	12/7/2011	1,785,000	1,482,279	1,364,936	(117,343)
Singapore dollar	Buy	Barclays Bank plc	12/7/2011	485,000	401,867	370,865	(31,002)
Singapore dollar	Buy	Barclays Bank plc	12/7/2011	180,000	146,549	137,641	(8,908)
Singapore dollar	Buy	Morgan Stanley	1/13/2012	6,240,000	4,774,358	4,773,213	(1,145)
South African rand	Buy	Morgan Stanley	10/19/2011	1,245,000	182,151	153,849	(28,302)
South African rand	Buy	Morgan Stanley	10/19/2011	3,600,000	519,143	444,866	(74,277)
South African rand	Buy	Morgan Stanley	10/19/2011	82,955,000	11,948,866	10,251,064	(1,697,802)
South African rand	Buy	Morgan Stanley	10/19/2011	4,400,000	641,353	543,725	(97,628)
South African rand	Buy	Barclays Bank plc	11/8/2011	13,350,000	1,900,812	1,644,930	(255,882)
South African rand	Buy	Barclays Bank plc	11/8/2011	4,415,000	607,906	543,997	(63,909)
South African rand	Buy	Barclays Bank plc	1/13/2012	8,300,000	990,631	1,013,614	22,983
Taiwan dollar	Buy	UBS AG	12/7/2011	4,300,000	147,563	141,341	(6,222)
Taiwan dollar	Buy	Barclays Bank plc	1/13/2012	51,610,000	1,739,761	1,698,685	(41,076)
Thai baht	Buy	Merrill Lynch International	10/19/2011	86,900,000	2,838,478	2,792,681	(45,797)
Thai baht	Buy	Merrill Lynch International	10/19/2011	6,700,000	221,488	215,316	(6,172)
Thai baht	Buy	Merrill Lynch International	10/19/2011	80,000,000	2,663,116	2,570,937	(92,179)
Thai baht	Buy	Merrill Lynch International	10/19/2011	69,000,000	2,228,682	2,217,433	(11,249)
Thai baht	Buy	Merrill Lynch International	10/19/2011	10,900,000	352,922	350,290	(2,632)
Thai baht	Buy	Barclays Bank plc	12/7/2011	10,420,000	347,391	333,893	(13,498)
Thai baht	Buy	Barclays Bank plc	12/7/2011	12,600,000	417,941	403,747	(14,194)
Thai baht	Buy	Barclays Bank plc	12/7/2011	4,440,000	147,386	142,273	(5,113)
Thai baht	Buy	Barclays Bank plc	12/7/2011	50,260,000	1,623,910	1,610,504	(13,406)
Thai baht	Buy	UBS AG	1/13/2012	44,500,000	1,432,895	1,423,568	(9,327)
Turkish lira	Buy	Goldman Sachs	10/19/2011	300,000	182,760	161,030	(21,730)
Turkish lira	Buy	Goldman Sachs	10/19/2011	424,000	256,193	227,589	(28,604)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND (formerly, Developing Local Markets Fund) September 30, 2011

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation (Depreciation)
Turkish lira	Buy	Goldman Sachs	10/19/2011	1,600,000	$954,882	$858,826	$(96,056)
Turkish lira	Buy	Goldman Sachs	10/19/2011	24,740,000	14,899,127	13,279,592	(1,619,535)
Turkish lira	Buy	Goldman Sachs	10/19/2011	5,800,000	3,508,135	3,113,243	(394,892)
Turkish lira	Buy	Morgan Stanley	12/7/2011	4,320,000	2,381,091	2,302,242	(78,849)
Turkish lira	Buy	UBS AG	12/7/2011	1,965,000	1,101,272	1,047,201	(54,071)
Turkish lira	Buy	UBS AG	12/7/2011	520,000	291,398	277,122	(14,276)
Turkish lira	Buy	UBS AG	12/7/2011	3,290,000	1,769,864	1,753,328	(16,536)
Turkish lira	Buy	UBS AG	12/7/2011	3,210,000	1,780,761	1,710,694	(70,067)
Turkish lira	Buy	Barclays Bank plc	1/13/2012	1,600,000	858,277	848,056	(10,221)
Argentine peso	Sell	Credit Suisse	10/19/2011	1,550,000	364,706	365,132	(426)
Argentine peso	Sell	UBS AG	12/7/2011	990,000	227,273	228,718	(1,445)
Brazilian real	Sell	UBS AG	10/19/2011	431,000	231,907	228,367	3,540
Brazilian real	Sell	UBS AG	10/19/2011	3,000,000	1,587,554	1,589,560	(2,006)
Brazilian real	Sell	Barclays Bank plc	12/7/2011	560,000	343,011	293,769	49,242
Chilean peso	Sell	UBS AG	10/19/2011	105,000,000	206,287	201,631	4,656
Chilean peso	Sell	UBS AG	10/19/2011	90,000,000	191,408	172,827	18,581
Chinese yuan renminbi	Sell	Credit Suisse	10/19/2011	2,530,000	396,303	396,245	58
Chinese yuan renminbi	Sell	Barclays Bank plc	12/7/2011	1,450,000	227,833	227,212	621
Colombian peso	Sell	UBS AG	12/7/2011	545,000,000	301,271	281,245	20,026
Colombian peso	Sell	UBS AG	12/7/2011	768,000,000	396,275	396,323	(48)
Czech koruna	Sell	Credit Suisse	10/19/2011	4,300,000	255,729	233,407	22,322
Czech koruna	Sell	Credit Suisse	10/19/2011	6,900,000	376,864	374,536	2,328
Czech koruna	Sell	Credit Suisse	10/19/2011	13,970,000	758,872	758,300	572
Czech koruna	Sell	Morgan Stanley	12/7/2011	19,090,000	1,146,547	1,036,721	109,826
euro	Sell	Barclays Bank plc	10/19/2011	1,282,349	1,836,252	1,717,835	118,417
euro	Sell	Barclays Bank plc	10/19/2011	1,300,000	1,837,692	1,741,480	96,212
euro	Sell	Barclays Bank plc	10/19/2011	1,255,000	1,804,664	1,681,198	123,466
Hong Kong dollar	Sell	Morgan Stanley	10/19/2011	2,000,000	256,683	256,871	(188)
Hong Kong dollar	Sell	Morgan Stanley	10/19/2011	3,490,000	448,091	448,241	(150)
Hong Kong dollar	Sell	Morgan Stanley	10/19/2011	1,430,000	183,543	183,663	(120)
Hong Kong dollar	Sell	Morgan Stanley	10/19/2011	3,725,000	477,987	478,423	(436)
Hong Kong dollar	Sell	Morgan Stanley	10/19/2011	5,925,000	760,591	760,982	(391)
Hong Kong dollar	Sell	Barclays Bank plc	12/7/2011	9,500,000	1,219,818	1,220,816	(998)
Hungarian forint	Sell	Barclays Bank plc	10/19/2011	374,000,000	1,927,060	1,707,450	219,610
Hungarian forint	Sell	Morgan Stanley	10/19/2011	57,000,000	300,269	260,226	40,043
Hungarian forint	Sell	Morgan Stanley	10/19/2011	42,000,000	222,823	191,746	31,077
Hungarian forint	Sell	Morgan Stanley	10/19/2011	87,000,000	396,554	397,188	(634)
Hungarian forint	Sell	Morgan Stanley	10/19/2011	52,000,000	248,756	237,399	11,357
Hungarian forint	Sell	Barclays Bank plc	12/7/2011	101,000,000	531,829	458,633	73,196
Indian rupee	Sell	Goldman Sachs	10/19/2011	14,950,000	336,863	304,581	32,282
Indian rupee	Sell	Goldman Sachs	10/19/2011	22,765,000	459,899	463,798	(3,899)
Indian rupee	Sell	Barclays Bank plc	12/7/2011	14,150,000	304,367	286,263	18,104
Indonesian rupiah	Sell	UBS AG	10/19/2011	1,550,000,000	178,592	171,521	7,071
Indonesian rupiah	Sell	UBS AG	10/19/2011	2,100,000,000	226,978	232,384	(5,406)
Indonesian rupiah	Sell	UBS AG	12/7/2011	2,950,000,000	341,514	314,153	27,361
Israeli new shekel	Sell	Morgan Stanley	10/19/2011	765,000	205,883	204,057	1,826
Israeli new shekel	Sell	Barclays Bank plc	12/7/2011	1,920,000	530,021	511,549	18,472
Malaysian ringgit	Sell	UBS AG	10/19/2011	850,000	264,221	266,084	(1,863)
Malaysian ringgit	Sell	UBS AG	10/19/2011	5,730,000	1,790,625	1,793,717	(3,092)
Mexican peso	Sell	Morgan Stanley	10/19/2011	27,950,000	2,261,455	2,012,382	249,073
Mexican peso	Sell	Morgan Stanley	10/19/2011	21,610,000	1,737,487	1,555,906	181,581

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT GLOBAL FUND, INC. - EMERGING MARKETS CURRENCY FUND (formerly, Developing Local Markets Fund) September 30, 2011

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation (Depreciation)
Mexican peso	Sell	Morgan Stanley	10/19/2011	4,570,000	$366,127	$329,037	$37,090
Mexican peso	Sell	Morgan Stanley	10/19/2011	10,085,000	857,422	726,113	131,309
Mexican peso	Sell	Morgan Stanley	10/19/2011	3,200,000	249,968	230,398	19,570
Mexican peso	Sell	Morgan Stanley	10/19/2011	1,830,000	146,157	131,759	14,398
Mexican peso	Sell	Morgan Stanley	10/19/2011	1,875,000	136,816	134,999	1,817
Mexican peso	Sell	Morgan Stanley	10/19/2011	4,575,000	341,757	329,397	12,360
Mexican peso	Sell	Morgan Stanley	10/19/2011	12,320,000	892,715	887,032	5,683
Peruvian Nuevo sol	Sell	Credit Suisse	10/19/2011	1,040,000	379,424	374,227	5,197
Peruvian Nuevo sol	Sell	Credit Suisse	10/19/2011	565,000	203,898	203,306	592
Peruvian Nuevo sol	Sell	Credit Suisse	10/19/2011	920,000	331,054	331,047	7
Philippine peso	Sell	Goldman Sachs	12/7/2011	8,900,000	204,457	202,889	1,568
Philippine peso	Sell	Goldman Sachs	12/7/2011	11,200,000	265,089	255,321	9,768
Polish zloty	Sell	UBS AG	10/19/2011	5,350,000	1,840,512	1,612,709	227,803
Polish zloty	Sell	UBS AG	10/19/2011	430,000	148,388	129,620	18,768
Polish zloty	Sell	UBS AG	10/19/2011	800,000	251,414	241,153	10,261
Polish zloty	Sell	UBS AG	10/19/2011	850,000	294,934	256,225	38,709
Polish zloty	Sell	UBS AG	10/19/2011	665,000	204,811	200,458	4,353
Polish zloty	Sell	UBS AG	10/19/2011	1,960,000	593,149	590,824	2,325
Polish zloty	Sell	Goldman Sachs	12/7/2011	3,225,000	1,108,438	967,248	141,190
Romanian new leu	Sell	Barclays Bank plc	10/19/2011	860,000	263,995	264,021	(26)
Romanian new leu	Sell	Barclays Bank plc	10/19/2011	1,460,000	493,510	448,222	45,288
Romanian new leu	Sell	Barclays Bank plc	10/19/2011	6,090,000	1,924,353	1,869,639	54,714
Russian ruble	Sell	Barclays Bank plc	10/19/2011	6,400,000	197,940	198,310	(370)
Russian ruble	Sell	Barclays Bank plc	10/19/2011	83,300,000	2,587,254	2,581,131	6,123
Russian ruble	Sell	Barclays Bank plc	12/7/2011	8,900,000	304,622	273,266	31,356
Singapore dollar	Sell	Merrill Lynch International	10/19/2011	410,000	316,515	313,488	3,027
Singapore dollar	Sell	Goldman Sachs	10/19/2011	260,000	203,077	198,797	4,280
Singapore dollar	Sell	Goldman Sachs	10/19/2011	945,000	724,624	722,551	2,073
Singapore dollar	Sell	Barclays Bank plc	12/7/2011	1,785,000	1,483,932	1,364,936	118,996
South African rand	Sell	Morgan Stanley	10/19/2011	3,550,000	523,020	438,687	84,333
South African rand	Sell	Morgan Stanley	10/19/2011	1,950,000	239,387	240,969	(1,582)
South African rand	Sell	Barclays Bank plc	11/8/2011	4,415,000	612,734	543,997	68,737
Thai baht	Sell	Merrill Lynch International	10/19/2011	12,400,000	396,927	398,495	(1,568)
Thai baht	Sell	Barclays Bank plc	12/7/2011	12,600,000	417,495	403,747	13,748
Turkish lira	Sell	Goldman Sachs	10/19/2011	6,200,000	3,595,216	3,327,950	267,266
Turkish lira	Sell	Goldman Sachs	10/19/2011	264,000	150,918	141,706	9,212
Turkish lira	Sell	Goldman Sachs	10/19/2011	315,000	170,289	169,081	1,208
Turkish lira	Sell	Goldman Sachs	10/19/2011	1,600,000	856,032	858,826	(2,794)
Turkish lira	Sell	Goldman Sachs	10/19/2011	320,000	177,728	171,765	5,963
Turkish lira	Sell	UBS AG	12/7/2011	1,965,000	1,103,933	1,047,201	56,732

Net Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(23,487,518)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT GLOBAL FUND, INC. - GLOBAL ALLOCATION FUND September 30, 2011

Investments	Shares	Fair Value (000)
INVESTMENTS IN UNDERLYING FUNDS(a) 99.94%

Lord Abbett Affiliated Fund, Inc.-Class I(b)	875,352	$8,202
Lord Abbett Research Fund, Inc.-Classic Stock Fund-Class I(c)	276,714	6,708
Lord Abbett Global Fund, Inc.-Emerging Markets Currency Fund (formerly, Developing Local Markets Fund)-Class I(d)	3,647,868	22,763
Lord Abbett Securities Trust-Fundamental Equity Fund- Class I(b)	365,974	4,033
Lord Abbett Research Fund, Inc.-Growth Opportunities Fund-Class I*(e)	597,998	11,482
Lord Abbett Investment Trust-High Yield Fund-Class I(f)	3,104,498	22,383
Lord Abbett Securities Trust-International Core Equity Fund-Class I(g)	848,481	8,858
Lord Abbett Securities Trust-International Dividend Income Fund-Class I(h)	7,530,843	54,448
Lord Abbett Securities Trust-International Opportunities Fund-Class I(i)	513,831	5,786
Lord Abbett Mid-Cap Value Fund, Inc.-Class I(j)	844,462	11,611

Total Investments in Underlying Funds (cost $175,462,722)		156,274

Cash and Other Assets in Excess of Liabilities 0.06%		87

Net Assets 100.00%		$156,361

*	Non-income producing security.
(a)	Affiliated issuers (See Note 4).
(b)	Fund investment objective is long-term growth of capital and income without excessive fluctuations in market value.
(c)	Fund investment objective is growth of capital and growth of income consistent with reasonable risk.
(d)	Fund investment objective is to seek high total return.
(e)	Fund investment objective is capital appreciation.
(f)	Fund investment objective is to seek a high current income and the opportunity for capital appreciation to produce a high total return.
(g)	Fund investment objective is to seek long-term capital appreciation.
(h)	Fund investment objective is to seek a high level of total return.
(i)	Fund investment objective is long-term capital appreciation.
(j)	Fund investment objective is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

Lord Abbett Global Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and was incorporated under Maryland law on February 23, 1988. The Company consists of the following two portfolios (the “Funds”): Lord Abbett Emerging Markets Currency Fund (“Emerging Markets Currency Fund”, formerly, Developing Local Markets Fund) and Lord Abbett Global Allocation Fund (“Global Allocation Fund”). Global Allocation Fund is diversified as defined in the Act and Emerging Markets Currency Fund is non-diversified as defined in the Act. Effective January 31, 2011, Developing Local Markets Fund changed its name to Emerging Markets Currency Fund.

Emerging Markets Currency Fund’s investment objective is to seek high total return. Global Allocation Fund’s investment objective is total return. Global Allocation Fund invests in other mutual funds (“Underlying Funds”) managed by Lord, Abbett & Co. LLC (“Lord Abbett”).

2. SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC (“NYSE”). Each Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Exchange-traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Investments in the Underlying Funds are valued at their net asset value (“NAV”) each business day at the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)	Foreign Transactions-The books and records of Emerging Markets Currency Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded.

The Fund uses foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(d)	Forward Foreign Currency Exchange Contracts-Emerging Markets Currency Fund may enter into forward foreign currency exchange contracts in order to reduce its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or gain or reduce exposure to foreign currency for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates.

(e)	Futures Contracts-Emerging Markets Currency Fund may purchase and sell futures contracts to enhance returns, to attempt to hedge some of its investment risk, or as a substitute position for holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by a Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. The Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

Notes to Schedule of Investments (unaudited)(continued)

(f)	When-Issued, Forward Transactions or To-Be-Announced (“TBA”) Transactions-Emerging Markets Currency Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or TBA transactions involve a commitment by a Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at the Fund’s custodian in order to pay for the commitment. At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its NAV. The Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(g)	Repurchase Agreements-Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(h)	Fair Value Measurements-Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 - unadjusted quoted prices in active markets for identical investments;

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 - significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2011 in valuing each Fund’s investments carried at fair value:

Notes to Schedule of Investments (unaudited)(continued)

	Emerging Markets Currency Fund
Investment Type*	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$46,245,636	$—	$46,245,636
Corporate Bonds	—	145,551,842	—	145,551,842
Foreign Government Obligations	—	27,249,764	—	27,249,764
Government Sponsored Enterprises Bond	—	789,472	—	789,472
Government Sponsored Enterprises Collateralized Mortgage Obligations	—	11,038,841	—	11,038,841
Government Sponsored Enterprises Pass-Throughs	—	19,658,051	—	19,658,051
Non-Agency Commercial Mortgage-Backed Securities	—	71,612,145	—	71,612,145

Total	$—	$322,145,751	$—	$322,145,751

Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$—	$3,038,413	$—	$3,038,413
Liabilities	—	(26,525,931)	—	(26,525,931)
Futures Contracts
Assets	97,700	—	—	97,700
Liabilities	—	—	—	—

Total	$97,700	$(23,487,518)	$—	$(23,389,818)

* See Schedule of Investments for fair values in each industry.

	Global Allocation Fund
Investment Type	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Investments in Underlying Funds	$156,274	$—	$—	$156,274

Total	$156,274	$—	$—	$156,274

(i)	Disclosures about Derivative Instruments and Hedging Activities-The Emerging Markets Currency Fund entered into forward foreign currency exchange contracts during the period ended September 30, 2011 (as described in note 2(d)). A forward foreign currency exchange contract reduces the Fund’s exposure to changes in the value of the currency it will deliver (or settle in cash) and increases its exposure to changes in the value of the currency it will receive (or settle in cash) for the duration of the contract. The Fund’s use of forward foreign currency exchange contracts involves the risk that Lord Abbett will not accurately predict currency movements, and the Fund’s returns could be reduced as a result. Forward foreign currency exchange contracts are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. The Emerging Markets Currency Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on forward foreign currency exchange contracts and deposit as collateral.

Emerging Markets Currency Fund entered into U.S. Treasury futures contracts during the period ended September 30, 2011 (as described in note 2(e)) to hedge against changes in interest rates. The Fund bears the risk of interest rates moving unexpectedly, in which case the Fund may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

As of September 30, 2011, the Emerging Markets Currency Fund had the following derivatives grouped into appropriate risk categories that illustrate how and why the Fund uses derivative instruments:

Asset Derivatives	Interest Rate Contracts	Forward Foreign Currency Exchange Contracts	Fair Value
Futures Contracts	$97,700	$—	$97,700
Forward Foreign Currency Exchange Contracts	—	3,038,413	3,038,413

Total	$97,700	$3,038,413	$3,136,113

Liability Derivatives
Forward Foreign Currency Exchange Contracts	$—	$26,525,931	$26,525,931

Total	$—	$26,525,931	$26,525,931

Notes to Schedule of Investments (unaudited)(concluded)

3. FEDERAL TAX INFORMATION

As of September 30, 2011, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Emerging Markets Currency Fund	Global Allocation Fund
Tax cost	$326,750,143	$176,609,931

Gross unrealized gain	1,333,224	—
Gross unrealized loss	(5,937,616)	(20,336,397)

Net unrealized security loss	$(4,604,392)	$(20,336,397)

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain distributions received, wash sales and amortization of premium.

4. TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which a Fund has ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year or any company which is under common ownership or control. The Global Allocation Fund had the following transactions with affiliated issuers (i.e., the Underlying Funds) during the period ended September 30, 2011:

Affiliated Issuer	Balance of Shares Held at 12/31/2010	Gross Additions	Gross Sales	Balance of Shares Held at 9/30/2011	Value at 9/30/2011	Net Realized Gain (Loss) 1/1/2011 to 9/30/2011	Dividend Income 1/1/2011 to 9/30/2011
Lord Abbett Affiliated Fund, Inc. - Class I	763,461	115,047	(3,156)	875,352	$8,202,048	$1,483	$100,583
Lord Abbett Research Fund, Inc. - Classic Stock - Class I	402,492	61,722	(187,500)	276,714	6,707,538	373,125	—
Lord Abbett Global Fund, Inc. - Emerging Markets Currency Fund (formerly, Developing Local Markets Fund) - Class I	2,764,281	1,134,477	(250,890)	3,647,868	22,762,699	38,093 (a)	464,211
Lord Abbett Investment Trust - Floating Rate Fund - Class I(b)	312,207	88,130	(400,337)	—	—	26,395	81,028
Lord Abbett Securities Trust - Fundamental Equity Fund - Class I	924,563	98,497	(657,086)	365,974	4,033,028	615,395	—
Lord Abbett Research Fund, Inc. - Growth Opportunities Fund - Class I	510,928	109,860	(22,790)	597,998	11,481,569	119,381	—
Lord Abbett Investment Trust - High Yield Fund - Class I	2,637,434	569,782	(102,718)	3,104,498	22,383,428	44,974	1,290,844
Lord Abbett Securities Trust - International Core Equity Fund - Class I	761,449	94,061	(7,029)	848,481	8,858,140	(18,838)	—
Lord Abbett Securities Trust - International Dividend Income Fund - Class I	5,613,950	2,037,295	(120,402)	7,530,843	54,447,992	(50,900)	2,276,203
Lord Abbett Securities Trust - International Opportunities Fund - Class I	915,238	131,764	(533,171)	513,831	5,785,739	(844,112)	—
Lord Abbett Mid Cap Value Fund, Inc. - Class I(c)	—	844,462	—	844,462	11,611,353	—	—

Total					$156,273,534	$304,996	$4,212,869

(a) Includes $126,066 of distributed capital gains.
(b) Not an Affiliated issuer as of September 30, 2011.
(c) Not an Affiliated issuer as of December 31, 2010.

Investments in Underlying Funds (unaudited)

Global Allocation Fund invests in Underlying Funds managed by Lord Abbett. As of September 30, 2011, Global Allocation Fund’s long-term investments were allocated among the Underlying Funds as follows:

Underlying Fund Name	% of Investments
Lord Abbett Affiliated Fund, Inc. – Class I	5.25%
Lord Abbett Research Fund, Inc. – Classic Stock Fund – Class I	4.29%
Lord Abbett Global Fund, Inc. – Emerging Markets Currency Fund (formerly, Developing Local Markets Fund) – Class I	14.57%
Lord Abbett Securities Trust – Fundamental Equity Fund – Class I	2.58%
Lord Abbett Research Fund, Inc. – Growth Opportunities Fund – Class I	7.35%
Lord Abbett Investment Trust – High Yield Fund – Class I	14.32%
Lord Abbett Securities Trust – International Core Equity Fund – Class I	5.67%
Lord Abbett Securities Trust – International Dividend Income Fund – Class I	34.84%
Lord Abbett Securities Trust – International Opportunities Fund – Class I	3.70%
Lord Abbett Mid Cap Value, Fund Inc. – Class I	7.43%

The Ten Largest Holdings and the Holdings by Sector, as of September 30, 2011, for each Underlying Fund are presented below. Each Underlying Fund’s annual and semiannual reports, which are sent to shareholders and filed with the SEC, contain information about the Fund’s portfolio holdings, including a complete schedule of holdings. A complete schedule of holdings for each Underlying Fund is also filed with the SEC on Form N-Q as of the end of each respective Underlying Fund’s first and third quarters. In addition, on or about the first day of the second month following each calendar quarter-end, each Fund makes publicly available a complete schedule of its portfolio holdings as of the last day of each such quarter. The information for the most recently ended calendar quarter may be viewed at www.lordabbett.com or requested at no charge by calling Lord Abbett at 888-522-2388.

Lord Abbett Affiliated Fund, Inc.

Ten Largest Holdings	% of Investments
Chevron Corp.	3.62%
Wells Fargo & Co.	3.16%
Pfizer, Inc.	3.03%
JPMorgan Chase & Co.	2.93%
AT&T, Inc.	2.55%
Goldman Sachs Group, Inc. (The)	2.12%
Johnson & Johnson	2.03%
General Electric Co.	2.00%
Merck & Co., Inc.	1.93%
UnitedHealth Group, Inc.	1.92%

Holdings by Sector*	% of Investments
Consumer Discretionary	11.65%
Consumer Staples	8.01%
Energy	14.52%
Financials	21.31%
Health Care	14.73%
Industrials	7.80%
Information Technology	6.23%
Materials	6.12%
Telecommunication Services	4.84%
Utilities	2.76%
Short-Term Investment	2.03%

Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Research Fund, Inc. – Classic Stock Fund

Ten Largest Holdings	% of Investments
Apple, Inc.	4.86%
Johnson & Johnson	2.21%
Google, Inc. Class A	2.17%
Exxon Mobil Corp.	1.96%
Procter & Gamble Co. (The)	1.95%
Pfizer, Inc.	1.89%
QUALCOMM, Inc.	1.83%
Union Pacific Corp.	1.76%
Coca-Cola Co. (The)	1.75%
Microsoft Corp.	1.56%

Holdings by Sector*	% of Investments
Consumer Discretionary	9.16%
Consumer Staples	8.99%
Energy	11.31%
Financials	13.03%
Health Care	12.53%
Industrials	11.62%
Information Technology	18.88%
Materials	5.70%
Telecommunication Services	2.94%
Utilities	1.56%
Short-Term Investment	4.28%

Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Global Fund, Inc. – Emerging Markets Currency Fund (formerly, Developing Local Markets Fund)

Ten Largest Holdings	% of Investments
Turkey Government Bond, Zero Coupon, 1/25/2012	4.09%
Poland Government Bond, Zero Coupon, 1/25/2012	3.56%
Vodafone Group plc (United Kingdom), 0.60%, 2/27/2012	1.24%
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 7.625%, 5/15/2016	1.09%
Historic TW, Inc., 9.125%, 1/15/2013	1.05%
Mosaic Co. (The), 7.625%, 12/1/2016	1.04%
Comcast Cable Communications Holdings, Inc., 8.375%, 3/15/2013	1.02%
Federal National Mortgage Assoc., 5.50%, 11/1/2034	1.02%
Allied Waste North America, Inc., 6.875%, 6/1/2017	0.94%
Western Union Co. (The), 0.913%, 3/7/2013	0.93%

Investments in Underlying Funds (unaudited)(continued)

Holdings by Sector*	% of Investments
Asset-Backed	14.17%
Automotive	0.18%
Banking	4.64%
Basic Industry	3.94%
Capital Goods	0.66%
Consumer Cyclical	1.79%
Consumer Non-Cyclical	2.82%
Energy	6.55%
Financial Services	1.10%
Foreign Government	8.46%
Healthcare	3.09%
Insurance	1.03%
Media	3.60%
Mortgage-Backed	31.69%
Real Estate	2.66%
Services	4.03%
Technology & Electronics	3.76%
Telecommunications	3.08%
Utility	2.75%

Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Securities Trust – Fundamental Equity Fund

Ten Largest Holdings	% of Investments
Exxon Mobil Corp.	4.47%
Amgen, Inc.	2.45%
Barrick Gold Corp.	2.25%
Berkshire Hathaway, Inc. Class B	2.13%
Archer Daniels Midland Co.	2.11%
PNC Financial Services Group, Inc. (The)	2.11%
Celgene Corp.	2.08%
Bunge Ltd.	1.98%
State Street Corp.	1.96%
Anadarko Petroleum Corp.	1.96%

Holdings by Sector*	% of Investments
Consumer Discretionary	9.87%
Consumer Staples	9.78%
Energy	19.05%
Financials	15.08%
Health Care	17.75%
Industrials	10.57%
Information Technology	5.23%
Materials	8.24%
Utilities	1.76%
Short-Term Investment	2.67%

Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Research Fund, Inc. – Growth Opportunities Fund

Ten Largest Holdings	% of Investments
Intuitive Surgical, Inc.	1.99%
Agilent Technologies, Inc.	1.82%
Ross Stores, Inc.	1.70%
Watson Pharmaceuticals, Inc.	1.68%
Cameron International Corp.	1.65%
Affiliated Managers Group, Inc.	1.62%
Kansas City Southern	1.56%
Citrix Systems, Inc.	1.55%
CONSOL Energy, Inc.	1.55%
Macy’s, Inc.	1.53%

Holdings by Sector*	% of Investments
Consumer Discretionary	22.71%
Consumer Staples	2.54%
Energy	10.32%
Financials	6.68%
Health Care	12.30%
Industrials	14.29%
Information Technology	24.79%
Materials	6.24%
Short-Term Investment	0.13%

Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Investment Trust – High Yield Fund

Ten Largest Holdings	% of Investments
Ford Motor Credit Co. LLC, 12.00%, 5/15/2015	1.33%
OGX Petroleo e Gas Participacoes SA, 8.50%, 6/1/2018	0.98%
El Paso Corp., 8.05%, 10/15/2030	0.95%
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 10.625%, 4/1/2017	0.85%
HCA, Inc., 7.875%, 2/15/2020	0.72%
Liberty Mutual Group, Inc., 10.75%, 6/15/2058	0.70%
Ford Motor Co., 7.45%, 7/16/2031	0.68%
Brigham Exploration Co., 8.75%, 10/1/2018	0.62%
United Airlines, Inc., 12.00%, 1/15/2016	0.62%
IFM US Colonial Pipeline 2 LLC, 6.45%, 5/1/2021	0.61%

Investments in Underlying Funds (unaudited)(continued)

Holdings by Sector*	% of Investments
Agency	0.00%**
Automotive	7.41%
Banking	1.10%
Basic Industry	10.73%
Capital Goods	5.65%
Collateralized Mortgage Obligation	0.66%
Consumer Cyclical	7.52%
Consumer Non-Cyclical	4.37%
Energy	13.30%
Financial Services	3.80%
Foreign Government	0.78%
Healthcare	3.74%
Insurance	0.96%
Media	5.41%
Real Estate	0.47%
Services	15.68%
Technology & Electronics	4.39%
Telecommunications	6.01%
Utility	3.98%
Short-Term Investment	4.04%

Total	100.00%

* A sector may comprise several industries
** Amount is less than .01%.

Lord Abbett Securities Trust – International Core Equity Fund

Ten Largest Holdings	% of Investments
Novartis AG Registered Shares	2.58%
Tullow Oil plc	2.41%
Vodafone Group plc	2.28%
GlaxoSmithKline plc ADR	2.20%
East Japan Railway Co.	2.08%
Anheuser-Busch InBev NV	2.01%
Telenor ASA	1.92%
Honda Motor Co., Ltd.	1.88%
Nippon Telegraph & Telephone Corp.	1.87%
Nestle SA Registered Shares	1.84%

Holdings by Sector*	% of Investments
Consumer Discretionary	9.25%
Consumer Staples	13.86%
Energy	6.05%
Financials	17.91%
Health Care	10.29%
Industrials	11.18%
Information Technology	6.96%
Materials	8.33%
Telecommunication Services	7.94%
Utilities	6.58%
Short-Term Investment	1.65%

Total	100.00%

* A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Securities Trust – International Dividend Income Fund

Ten Largest Holdings	% of Investments
Vodafone Group plc	1.92%
E. On AG	1.89%
National Grid plc	1.76%
Telenor ASA	1.76%
Spark Infrastructure Group	1.74%
KT+G Corp	1.71%
Tele2 AB Class B	1.67%
GlaxoSmithKline plc	1.65%
ASX Ltd.	1.65%
Telstra Corp., Ltd.	1.65%

Holdings by Sector*	% of Investments
Consumer Discretionary	5.69%
Consumer Staples	10.71%
Energy	7.13%
Financials	20.70%
Health Care	5.45%
Industrials	5.45%
Information Technology	4.28%
Materials	3.13%
Telecommunication Services	18.17%
Utilities	14.79%
Short-Term Investment	4.50%

Total	100.00%

* A sector may comprise several industries.

Lord Abbett Securities Trust – International Opportunities Fund

Ten Largest Holdings	% of Investments
FP Corp.	2.42%
Gemalto NV	2.27%
Don Quijote Co., Ltd. ASA	1.98%
Gerresheimer AG	1.80%
Rheinmetall AG	1.70%
Incitec Pivot Ltd.	1.67%
Elia System Operator SA/NV	1.66%
Axfood AB	1.58%
Benesse Holdings, Inc.	1.57%
MTU Aero Engines Holding AG	1.51%

Investments in Underlying Funds (unaudited)(concluded)

Holdings by Sector*	% of Investments
Consumer Discretionary	19.27%
Consumer Staples	11.14%
Energy	5.92%
Financials	12.59%
Health Care	3.27%
Industrials	22.28%
Information Technology	10.00%
Materials	9.04%
Telecommunication Services	0.83%
Utilities	3.80%
Short-Term Investment	1.86%

Total	100.00%

* A sector may comprise several industries.

Lord Abbett Mid-Cap Value Fund, Inc.

Ten Largest Holdings	% of Investments
EQT Corp.	2.54%
Bunge Ltd.	2.37%
Interpublic Group of Cos., Inc. (The)	2.24%
Mylan, Inc.	1.98%
Omnicom Group, Inc.	1.84%
Republic Services, Inc.	1.78%
Fiserv, Inc.	1.62%
Macy’s, Inc.	1.52%
El Paso Corp.	1.50%
Rockwell Collins, Inc.	1.46%

Holdings by Sector*	% of Investments
Consumer Discretionary	13.64%
Consumer Staples	3.03%
Energy	12.66%
Financials	15.81%
Health Care	11.27%
Industrials	15.67%
Information Technology	8.19%
Materials	11.46%
Telecommunication Services	1.13%
Utilities	3.83%
Short-Term Investment	3.31%

Total	100.00%

* A sector may comprise several industries.

Item 2:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:	Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT GLOBAL FUND, INC.

By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: November 17, 2011

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: November 17, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: November 17, 2011

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: November 17, 2011